SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounting Changes (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
	Jan. 01, 2020	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle
Decrease in interest expense										$ (2,896)		$ (5,334)		$ (11,852)
Increase in other operating expenses										11,427		11,227		10,429
Increase (decrease) in allowance for credit losses		$ 16,455				$ 24,956				16,455		24,956		12,783			$ 12,315
Pretax percentage increase allowance for credit losses	29.00%
Increase (decrease) in retained earnings		184,948				168,272				184,948		168,272
Increase (decrease) in deferred tax assets		24,789				24,840				24,789		24,840
Build to allowance for credit losses										(7,283)		7,635		364
Increase (decrease) in provisions for credit losses on loans										(3,103)		15,922		8,218
Increase in operating expenses		13,532	$ 11,777	$ 11,471	$ 11,413	11,437	$ 11,339	$ 10,730	$ 10,868	48,193		44,374		42,783
Decrease in net income		$ (3,173)	$ (4,644)	$ (6,193)	$ (7,942)	$ (4,309)	$ (3,146)	$ (1,056)	$ (2,536)	$ (21,952)		$ (11,047)		$ (19,401)
Decrease in net income (in dollars per share)		$ (1.47)	$ (2.17)	$ (2.87)	$ (3.64)	$ (1.93)	$ (1.37)	$ (0.38)	$ (1.06)	$ (10.21)	[1]	$ (4.74)	[1]	$ (8.08)	[1]
Operating lease, right-of-use asset		$ 2,900				$ 2,800				$ 2,900		$ 2,800
Operating lease liability		3,116				3,100				3,116		3,100
Adjustment to opening balance for CECL adoption
New Accounting Pronouncements or Change in Accounting Principle
Increase (decrease) in allowance for credit losses	$ 4,100													$ 4,201
Increase (decrease) in retained earnings	(3,100)															$ 151
Increase (decrease) in deferred tax assets	1,000
Build to allowance for credit losses	4,900
Release of reserves	$ 800
Operating lease, right-of-use asset																4,400
Operating lease liability																$ 4,400
Accounting Standards Update 2016-13
New Accounting Pronouncements or Change in Accounting Principle
Loss coverage period	23 months
Accounting Guidance Prior to Adoption of ASU 2016-13
New Accounting Pronouncements or Change in Accounting Principle
Loss coverage period	14 months
Reclassification adjustment
New Accounting Pronouncements or Change in Accounting Principle
Decrease in interest expense		295	$ 293	$ 279	$ 340	333	$ 375	$ 270	$ 225	1,207		1,203		781
Increase in other operating expenses		$ 295	$ 293	$ 279	$ 340	$ 333	375	270	225	$ 1,207		1,203		781
Variable post-charge-off third-party collection costs
New Accounting Pronouncements or Change in Accounting Principle
Increase (decrease) in allowance for credit losses	$ (443)						(122)	(426)						$ (443)
Increase (decrease) in retained earnings	$ 330
Increase (decrease) in provisions for credit losses on loans							$ 122	339	(18)
Increase in operating expenses								$ 45	$ 49
Decrease in net income												$ 330
Decrease in net income (in dollars per share)												$ 0.16

[1]	Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.